Parent Only Financial Statements (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
OPERATING EXPENSES
General and administrative expense	$ 107,988	$ 285,783	$ 530,998
Total operating expenses	107,988	285,783	530,998
LOSS FROM OPERATIONS	$ (107,988)	$ (285,783)	(530,998)
INCOME TAX
NET LOSS ATTRIBUTABLE TO CHINA NETWORKS INTERNATIONAL HOLDINGS, LTD.	$ (107,491)	$ (284,673)	(514,431)
Dividend on preferred stock	(234,475)	(234,475)	(85,234)
COMPRHENSIVE LOSS	(270,058)	(638,220)	$ (501,744)
Parent [Member]
OPERATING EXPENSES
General and administrative expense	15,000	104
Total operating expenses	15,000	104
LOSS FROM OPERATIONS	$ (15,000)	$ (104)
INCOME TAX
NET LOSS ATTRIBUTABLE TO CHINA NETWORKS INTERNATIONAL HOLDINGS, LTD.	$ (15,000)	$ (104)
Dividend on preferred stock	(234,475)	(234,475)
COMPRHENSIVE LOSS	$ (249,475)	$ (234,475)